Annual Total Returns	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nomura Transformational Technologies ETF | Nomura Transformational Technologies ETF
Prospectus [Line Items]
Annual Return [Percent]	19.66%	36.90%	57.86%	(36.39%)	21.03%	58.41%